Shareholder Report	12 Months Ended	85 Months Ended	105 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VIII
Entity Central Index Key	0000729218
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Advisor Overseas Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class Z
Trading Symbol	FAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $12,337 $11,458 $12,991 $13,480 $18,647 $13,092 $14,781 $18,628 MSCI EAFE Index $10,000 $11,841 $11,054 $12,302 $11,480 $15,435 $11,909 $13,654 $16,827 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 18.09% 10.29% 9.42% MSCI EAFE Index 23.38% 12.58% 8.71% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 465,278,690	$ 465,278,690	$ 465,278,690
Holdings Count | shares	87	87	87
Advisory Fees Paid, Amount	$ 2,883,531
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 27.2 Information Technology 12.8 Materials 8.1 Consumer Discretionary 6.6 Health Care 5.4 Communication Services 5.3 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 17.3 United Kingdom 15.3 United States 14.7 Germany 11.2 France 10.0 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United Kingdom - 15.3 United States - 14.7 Germany - 11.2 France - 10.0 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.2 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Fidelity Advisor Overseas Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class M
Trading Symbol	FAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.29%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,134 $11,379 $10,502 $11,831 $12,197 $16,771 $11,697 $13,125 $16,434 $19,287 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 13.25% 8.82% 6.79% Class M (without 3.50% sales charge) 17.36% 9.60% 7.17% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 465,278,690	$ 465,278,690	$ 465,278,690
Holdings Count | shares	87	87	87
Advisory Fees Paid, Amount	$ 2,883,531
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 27.2 Information Technology 12.8 Materials 8.1 Consumer Discretionary 6.6 Health Care 5.4 Communication Services 5.3 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 17.3 United Kingdom 15.3 United States 14.7 Germany 11.2 France 10.0 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United Kingdom - 15.3 United States - 14.7 Germany - 11.2 France - 10.0 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.2 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Fidelity Advisor Overseas Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class I
Trading Symbol	FAOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,515 $11,917 $11,056 $12,516 $12,977 $17,932 $12,568 $14,175 $17,841 $21,043 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.95% 10.15% 7.72% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 465,278,690	$ 465,278,690	$ 465,278,690
Holdings Count | shares	87	87	87
Advisory Fees Paid, Amount	$ 2,883,531
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 27.2 Information Technology 12.8 Materials 8.1 Consumer Discretionary 6.6 Health Care 5.4 Communication Services 5.3 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 17.3 United Kingdom 15.3 United States 14.7 Germany 11.2 France 10.0 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United Kingdom - 15.3 United States - 14.7 Germany - 11.2 France - 10.0 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.2 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Fidelity Advisor Overseas Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class C
Trading Symbol	FAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.82%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,409 $11,649 $10,691 $11,967 $12,266 $16,764 $11,623 $12,967 $16,273 $19,141 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 15.72% 8.98% 6.71% Class C 16.72% 8.98% 6.71% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 465,278,690	$ 465,278,690	$ 465,278,690
Holdings Count | shares	87	87	87
Advisory Fees Paid, Amount	$ 2,883,531
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 27.2 Information Technology 12.8 Materials 8.1 Consumer Discretionary 6.6 Health Care 5.4 Communication Services 5.3 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 17.3 United Kingdom 15.3 United States 14.7 Germany 11.2 France 10.0 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United Kingdom - 15.3 United States - 14.7 Germany - 11.2 France - 10.0 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.2 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8
Fidelity Advisor International Capital Appreciation Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class Z
Trading Symbol	FIDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $12,614 $11,673 $14,290 $16,211 $20,706 $14,302 $16,607 $21,497 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,916 $10,954 $12,210 $11,910 $15,465 $11,660 $13,090 $16,303 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 17.23% 9.23% 11.14% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 8.49% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class M
Trading Symbol	FIATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,637 $12,066 $11,090 $13,493 $15,203 $19,300 $13,243 $15,278 $19,659 $22,903 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.43% 7.77% 8.64% Class M (without 3.50% sales charge) 16.50% 8.54% 9.03% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class I
Trading Symbol	FCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,036 $12,632 $11,675 $14,276 $16,172 $20,634 $14,235 $16,502 $21,344 $24,994 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.10% 9.10% 9.59% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class C
Trading Symbol	FCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 204	1.89%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,942 $12,381 $11,329 $13,711 $15,369 $19,416 $13,261 $15,216 $19,624 $22,924 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.92% 8.00% 8.65% Class C 15.92% 8.00% 8.65% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class A
Trading Symbol	FCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,436 $11,848 $10,919 $13,313 $15,040 $19,140 $13,171 $15,232 $19,644 $22,947 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.10% 7.53% 8.66% Class A (without 5.75% sales charge) 16.81% 8.82% 9.31% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class M
Trading Symbol	FGETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,858 $12,401 $11,537 $12,010 $14,243 $18,555 $13,812 $16,101 $22,818 $27,588 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.67% 13.33% 10.68% Class M (without 3.50% sales charge) 20.90% 14.14% 11.08% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 167,603,107	$ 167,603,107	$ 167,603,107
Holdings Count | shares	50	50	50
Advisory Fees Paid, Amount	$ 1,467,320
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.8 Financials 22.4 Industrials 12.6 Communication Services 12.6 Consumer Discretionary 6.2 Energy 2.4 Materials 1.7 Health Care 1.5 Common Stocks 91.7 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.7 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 70.0 Taiwan 4.4 China 4.0 Japan 3.7 Canada 3.5 Korea (South) 2.3 United Kingdom 1.7 Denmark 1.6 Italy 1.6 Others 7.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 70.0 Taiwan - 4.4 China - 4.0 Japan - 3.7 Canada - 3.5 Korea (South) - 2.3 United Kingdom - 1.7 Denmark - 1.6 Italy - 1.6 Others - 7.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Amazon.com Inc 4.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.4 Meta Platforms Inc Class A 3.2 Apple Inc 3.0 Amphenol Corp Class A 2.9 JPMorgan Chase & Co 2.8 Hitachi Ltd 2.7 42.4
Fidelity Advisor Global Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class I
Trading Symbol	FEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,266 $12,989 $12,151 $12,721 $15,184 $19,898 $14,895 $17,476 $24,898 $30,246 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.48% 14.78% 11.70% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 167,603,107	$ 167,603,107	$ 167,603,107
Holdings Count | shares	50	50	50
Advisory Fees Paid, Amount	$ 1,467,320
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.8 Financials 22.4 Industrials 12.6 Communication Services 12.6 Consumer Discretionary 6.2 Energy 2.4 Materials 1.7 Health Care 1.5 Common Stocks 91.7 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.7 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 70.0 Taiwan 4.4 China 4.0 Japan 3.7 Canada 3.5 Korea (South) 2.3 United Kingdom 1.7 Denmark 1.6 Italy 1.6 Others 7.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 70.0 Taiwan - 4.4 China - 4.0 Japan - 3.7 Canada - 3.5 Korea (South) - 2.3 United Kingdom - 1.7 Denmark - 1.6 Italy - 1.6 Others - 7.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Amazon.com Inc 4.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.4 Meta Platforms Inc Class A 3.2 Apple Inc 3.0 Amphenol Corp Class A 2.9 JPMorgan Chase & Co 2.8 Hitachi Ltd 2.7 42.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class C
Trading Symbol	FEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 225	2.05%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,162 $12,723 $11,783 $12,207 $14,406 $18,674 $13,831 $16,038 $22,788 $27,609 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.26% 13.56% 10.69% Class C 20.26% 13.56% 10.69% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 167,603,107	$ 167,603,107	$ 167,603,107
Holdings Count | shares	50	50	50
Advisory Fees Paid, Amount	$ 1,467,320
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.8 Financials 22.4 Industrials 12.6 Communication Services 12.6 Consumer Discretionary 6.2 Energy 2.4 Materials 1.7 Health Care 1.5 Common Stocks 91.7 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.7 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 70.0 Taiwan 4.4 China 4.0 Japan 3.7 Canada 3.5 Korea (South) 2.3 United Kingdom 1.7 Denmark 1.6 Italy 1.6 Others 7.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 70.0 Taiwan - 4.4 China - 4.0 Japan - 3.7 Canada - 3.5 Korea (South) - 2.3 United Kingdom - 1.7 Denmark - 1.6 Italy - 1.6 Others - 7.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Amazon.com Inc 4.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.4 Meta Platforms Inc Class A 3.2 Apple Inc 3.0 Amphenol Corp Class A 2.9 JPMorgan Chase & Co 2.8 Hitachi Ltd 2.7 42.4
Fidelity Advisor Global Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class A
Trading Symbol	FGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock selection in the United States and an underweight in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the MSCI AC World (Net MA) Linked 12/30/2000 Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer discretionary. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Apollo Global Management (-12%). A second notable relative detractor was our stake in Marvell Technology (-35%). The stock was not held at period end. Another notable relative detractor was our stake in Deckers Outdoor (-19%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in Europe ex U.K., primarily in Germany, as well as in Canada, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rheinmetall (+276%). This period we decreased our stake in Rheinmetall. A second notable relative contributor was an overweight in Celestica (+198%). This was an investment we established this period. An overweight in Amphenol (+109%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to China. By sector, meaningful changes in positioning include decreased exposure to health care and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,650 $12,176 $11,355 $11,853 $14,092 $18,411 $13,735 $16,058 $22,816 $27,643 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.19% 13.08% 10.70% Class A (without 5.75% sales charge) 21.16% 14.43% 11.36% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 167,603,107	$ 167,603,107	$ 167,603,107
Holdings Count | shares	50	50	50
Advisory Fees Paid, Amount	$ 1,467,320
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$167,603,107
Number of Holdings	50
Total Advisory Fee	$1,467,320
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.8 Financials 22.4 Industrials 12.6 Communication Services 12.6 Consumer Discretionary 6.2 Energy 2.4 Materials 1.7 Health Care 1.5 Common Stocks 91.7 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.7 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 70.0 Taiwan 4.4 China 4.0 Japan 3.7 Canada 3.5 Korea (South) 2.3 United Kingdom 1.7 Denmark 1.6 Italy 1.6 Others 7.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 70.0 Taiwan - 4.4 China - 4.0 Japan - 3.7 Canada - 3.5 Korea (South) - 2.3 United Kingdom - 1.7 Denmark - 1.6 Italy - 1.6 Others - 7.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Amazon.com Inc 4.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.4 Meta Platforms Inc Class A 3.2 Apple Inc 3.0 Amphenol Corp Class A 2.9 JPMorgan Chase & Co 2.8 Hitachi Ltd 2.7 42.4
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class Z
Trading Symbol	FZAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,809 $14,066 $12,023 $14,420 $17,057 $20,459 $13,705 $15,500 $19,947 $26,238 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 31.54% 9.00% 10.13% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,710,476,303	$ 9,710,476,303	$ 9,710,476,303
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 62,829,846
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 12.8 Communication Services 11.9 Industrials 8.7 Materials 8.0 Consumer Staples 4.6 Health Care 2.9 Energy 2.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.5 Taiwan 15.5 Korea (South) 11.2 India 8.3 Mexico 7.4 South Africa 4.0 Greece 3.2 Brazil 3.1 United States 2.6 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.5 Taiwan - 15.5 Korea (South) - 11.2 India - 8.3 Mexico - 7.4 South Africa - 4.0 Greece - 3.2 Brazil - 3.1 United States - 2.6 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.3 Samsung Electronics Co Ltd 8.7 Tencent Holdings Ltd 8.3 Wal-Mart de Mexico SAB de CV Series V 3.4 China Life Insurance Co Ltd H Shares 2.6 PDD Holdings Inc Class A ADR 2.6 MediaTek Inc 2.4 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.4 Alibaba Group Holding Ltd ADR 2.4 Larsen & Toubro Ltd 2.3 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class M
Trading Symbol	FTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.42%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,356 $13,370 $11,341 $13,500 $15,849 $18,876 $12,553 $14,097 $18,030 $23,567 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 26.14% 7.49% 8.95% Class M (without 3.50% sales charge) 30.71% 8.26% 9.34% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,710,476,303	$ 9,710,476,303	$ 9,710,476,303
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 62,829,846
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 12.8 Communication Services 11.9 Industrials 8.7 Materials 8.0 Consumer Staples 4.6 Health Care 2.9 Energy 2.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.5 Taiwan 15.5 Korea (South) 11.2 India 8.3 Mexico 7.4 South Africa 4.0 Greece 3.2 Brazil 3.1 United States 2.6 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.5 Taiwan - 15.5 Korea (South) - 11.2 India - 8.3 Mexico - 7.4 South Africa - 4.0 Greece - 3.2 Brazil - 3.1 United States - 2.6 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.3 Samsung Electronics Co Ltd 8.7 Tencent Holdings Ltd 8.3 Wal-Mart de Mexico SAB de CV Series V 3.4 China Life Insurance Co Ltd H Shares 2.6 PDD Holdings Inc Class A ADR 2.6 MediaTek Inc 2.4 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.4 Alibaba Group Holding Ltd ADR 2.4 Larsen & Toubro Ltd 2.3 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class I
Trading Symbol	FIMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,793 $14,024 $11,971 $14,338 $16,938 $20,287 $13,576 $15,330 $19,704 $25,890 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 31.39% 8.86% 9.98% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,710,476,303	$ 9,710,476,303	$ 9,710,476,303
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 62,829,846
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 12.8 Communication Services 11.9 Industrials 8.7 Materials 8.0 Consumer Staples 4.6 Health Care 2.9 Energy 2.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.5 Taiwan 15.5 Korea (South) 11.2 India 8.3 Mexico 7.4 South Africa 4.0 Greece 3.2 Brazil 3.1 United States 2.6 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.5 Taiwan - 15.5 Korea (South) - 11.2 India - 8.3 Mexico - 7.4 South Africa - 4.0 Greece - 3.2 Brazil - 3.1 United States - 2.6 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.3 Samsung Electronics Co Ltd 8.7 Tencent Holdings Ltd 8.3 Wal-Mart de Mexico SAB de CV Series V 3.4 China Life Insurance Co Ltd H Shares 2.6 PDD Holdings Inc Class A ADR 2.6 MediaTek Inc 2.4 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.4 Alibaba Group Holding Ltd ADR 2.4 Larsen & Toubro Ltd 2.3 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class C
Trading Symbol	FMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 221	1.92%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,674 $13,716 $11,578 $13,718 $16,023 $18,991 $12,568 $14,038 $17,997 $23,586 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 29.09% 7.72% 8.96% Class C 30.09% 7.72% 8.96% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,710,476,303	$ 9,710,476,303	$ 9,710,476,303
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 62,829,846
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 12.8 Communication Services 11.9 Industrials 8.7 Materials 8.0 Consumer Staples 4.6 Health Care 2.9 Energy 2.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.5 Taiwan 15.5 Korea (South) 11.2 India 8.3 Mexico 7.4 South Africa 4.0 Greece 3.2 Brazil 3.1 United States 2.6 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.5 Taiwan - 15.5 Korea (South) - 11.2 India - 8.3 Mexico - 7.4 South Africa - 4.0 Greece - 3.2 Brazil - 3.1 United States - 2.6 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.3 Samsung Electronics Co Ltd 8.7 Tencent Holdings Ltd 8.3 Wal-Mart de Mexico SAB de CV Series V 3.4 China Life Insurance Co Ltd H Shares 2.6 PDD Holdings Inc Class A ADR 2.6 MediaTek Inc 2.4 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.4 Alibaba Group Holding Ltd ADR 2.4 Larsen & Toubro Ltd 2.3 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class A
Trading Symbol	FAMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 135	1.17%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Emerging Asia, primarily India, along with stock picking in Africa, South Africa in particular, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within financials. Stock picks in health care, especially in the pharmaceuticals, biotechnology & life sciences industry, in addition to communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Samsung Electronics (+77%), one of the fund's biggest holdings. Outsized exposure to Tencent Holdings (+57%) also helped. The stock was our largest position this period. Another notable relative contributor was an overweight in Wuxi Apptec (+112%).
•In contrast, from a regional standpoint, security selection in Emerging Asia and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Investment choices in industrials, primarily among capital goods firms, also hampered the fund's result. Stock selection and an underweight in information technology, especially semiconductors & semiconductor equipment stocks, hurt as well.
•The largest individual relative detractor was an underweight in Alibaba (+78%), though the stock was one of the fund's largest holdings at period end. Avoiding SK Hynix, a benchmark component that gained roughly 193%, also hurt. Another notable relative detractor was an overweight in Meituan (-44%). The company was among the fund's biggest holdings this period.
•Notable changes in geographic positioning included increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful shifts included decreased exposure to health care and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,139 $13,125 $11,165 $13,334 $15,695 $18,745 $12,503 $14,078 $18,048 $23,653 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 23.52% 7.27% 8.99% Class A (without 5.75% sales charge) 31.06% 8.55% 9.64% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 9,710,476,303	$ 9,710,476,303	$ 9,710,476,303
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 62,829,846
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,710,476,303
Number of Holdings	56
Total Advisory Fee	$62,829,846
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 12.8 Communication Services 11.9 Industrials 8.7 Materials 8.0 Consumer Staples 4.6 Health Care 2.9 Energy 2.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.5 Taiwan 15.5 Korea (South) 11.2 India 8.3 Mexico 7.4 South Africa 4.0 Greece 3.2 Brazil 3.1 United States 2.6 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.5 Taiwan - 15.5 Korea (South) - 11.2 India - 8.3 Mexico - 7.4 South Africa - 4.0 Greece - 3.2 Brazil - 3.1 United States - 2.6 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.3 Samsung Electronics Co Ltd 8.7 Tencent Holdings Ltd 8.3 Wal-Mart de Mexico SAB de CV Series V 3.4 China Life Insurance Co Ltd H Shares 2.6 PDD Holdings Inc Class A ADR 2.6 MediaTek Inc 2.4 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.4 Alibaba Group Holding Ltd ADR 2.4 Larsen & Toubro Ltd 2.3 44.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on March 31, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class Z
Trading Symbol	FIQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,098 $11,567 $17,328 $20,433 $10,964 $13,110 $18,005 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,088 $10,292 $11,923 $13,452 $8,878 $10,078 $12,896 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 35.80% 7.13% 13.45% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 7.37% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 582,896,686	$ 582,896,686	$ 582,896,686
Holdings Count | shares	74	74	74
Advisory Fees Paid, Amount	$ 4,001,957
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.0 Financials 17.4 Consumer Discretionary 15.7 Communication Services 12.2 Industrials 10.3 Health Care 6.9 Materials 2.1 Consumer Staples 0.9 Common Stocks 95.4 Preferred Stocks 3.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 39.3 Taiwan 19.1 India 16.5 Korea (South) 13.9 Hong Kong 4.0 Indonesia 2.2 Singapore 1.7 United States 1.6 Philippines 1.1 South Africa 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 39.3 Taiwan - 19.1 India - 16.5 Korea (South) - 13.9 Hong Kong - 4.0 Indonesia - 2.2 Singapore - 1.7 United States - 1.6 Philippines - 1.1 South Africa - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.6 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd/Gandhinagar 2.2 43.9
Fidelity Advisor Emerging Asia Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class M
Trading Symbol	FEATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.45%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,289 $13,701 $11,518 $14,538 $21,629 $25,344 $13,508 $16,039 $21,881 $29,523 MSCI AC (All Country) Asia ex Japan Index $10,000 $10,659 $13,906 $12,012 $13,602 $15,758 $17,778 $11,734 $13,320 $17,044 $21,876 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 30.20% 5.66% 11.43% Class M (without 3.50% sales charge) 34.92% 6.42% 11.83% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 8.14% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 582,896,686	$ 582,896,686	$ 582,896,686
Holdings Count | shares	74	74	74
Advisory Fees Paid, Amount	$ 4,001,957
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.0 Financials 17.4 Consumer Discretionary 15.7 Communication Services 12.2 Industrials 10.3 Health Care 6.9 Materials 2.1 Consumer Staples 0.9 Common Stocks 95.4 Preferred Stocks 3.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 39.3 Taiwan 19.1 India 16.5 Korea (South) 13.9 Hong Kong 4.0 Indonesia 2.2 Singapore 1.7 United States 1.6 Philippines 1.1 South Africa 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 39.3 Taiwan - 19.1 India - 16.5 Korea (South) - 13.9 Hong Kong - 4.0 Indonesia - 2.2 Singapore - 1.7 United States - 1.6 Philippines - 1.1 South Africa - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.6 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd/Gandhinagar 2.2 43.9
Fidelity Advisor Emerging Asia Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class I
Trading Symbol	FERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 110	0.93%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,727 $14,371 $12,153 $15,426 $23,076 $27,178 $14,564 $17,394 $23,851 $32,348 MSCI AC (All Country) Asia ex Japan Index $10,000 $10,659 $13,906 $12,012 $13,602 $15,758 $17,778 $11,734 $13,320 $17,044 $21,876 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 35.63% 6.99% 12.46% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 8.14% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 582,896,686	$ 582,896,686	$ 582,896,686
Holdings Count | shares	74	74	74
Advisory Fees Paid, Amount	$ 4,001,957
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.0 Financials 17.4 Consumer Discretionary 15.7 Communication Services 12.2 Industrials 10.3 Health Care 6.9 Materials 2.1 Consumer Staples 0.9 Common Stocks 95.4 Preferred Stocks 3.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 39.3 Taiwan 19.1 India 16.5 Korea (South) 13.9 Hong Kong 4.0 Indonesia 2.2 Singapore 1.7 United States 1.6 Philippines 1.1 South Africa 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 39.3 Taiwan - 19.1 India - 16.5 Korea (South) - 13.9 Hong Kong - 4.0 Indonesia - 2.2 Singapore - 1.7 United States - 1.6 Philippines - 1.1 South Africa - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.6 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd/Gandhinagar 2.2 43.9
Fidelity Advisor Emerging Asia Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class C
Trading Symbol	FERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 228	1.95%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,614 $14,072 $11,779 $14,803 $21,913 $25,546 $13,554 $16,017 $21,903 $29,625 MSCI AC (All Country) Asia ex Japan Index $10,000 $10,659 $13,906 $12,012 $13,602 $15,758 $17,778 $11,734 $13,320 $17,044 $21,876 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 33.27% 5.91% 11.47% Class C 34.27% 5.91% 11.47% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 8.14% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 582,896,686	$ 582,896,686	$ 582,896,686
Holdings Count | shares	74	74	74
Advisory Fees Paid, Amount	$ 4,001,957
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.0 Financials 17.4 Consumer Discretionary 15.7 Communication Services 12.2 Industrials 10.3 Health Care 6.9 Materials 2.1 Consumer Staples 0.9 Common Stocks 95.4 Preferred Stocks 3.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 39.3 Taiwan 19.1 India 16.5 Korea (South) 13.9 Hong Kong 4.0 Indonesia 2.2 Singapore 1.7 United States 1.6 Philippines 1.1 South Africa 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 39.3 Taiwan - 19.1 India - 16.5 Korea (South) - 13.9 Hong Kong - 4.0 Indonesia - 2.2 Singapore - 1.7 United States - 1.6 Philippines - 1.1 South Africa - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.6 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd/Gandhinagar 2.2 43.9
Fidelity Advisor Emerging Asia Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class A
Trading Symbol	FEAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 142	1.20%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in emerging markets, along with picks and an underweight in Asia Pacific ex Japan, primarily Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net MA) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, especially in the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in consumer discretionary, particularly among consumer discretionary distribution & retail stocks, also boosted relative performance. An underweight in consumer staples helped as well.
•The top individual relative contributor was an overweight in Sea (+64%), where we decreased our stake the past 12 months. Still, the company was one of the fund's biggest holdings this period. A second notable relative contributor was an overweight in WuXi XDC Cayman (+228%), another of our largest holdings at period end. Outsized exposure to Taiwan Semiconductor Manufacturing (+58%) also helped. The stock was the fund's largest holding.
•In contrast, from a regional standpoint, non-benchmark allocations to Europe ex U.K. and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in communication services. Picks in financials, primarily  among banks, also hampered the fund's result. An overweight in health care, primarily within the health care equipment & services industry, hurt as well.
•The largest individual relative detractor was our non-benchmark stake in MakeMyTrip (-20%). The company was one of our largest holdings this period. A position in Samsung Electronics (+70%), one of our largest holdings at period end, also hurt. Non-benchmark exposure to Delivery Hero (-32%) was another challenge. The stock was not held at period end.
•Notable changes in geographic positioning included increased exposure to South Korea and a lower allocation to Singapore. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,080 $13,461 $11,351 $14,370 $21,437 $25,177 $13,454 $16,025 $21,914 $29,640 MSCI AC (All Country) Asia ex Japan Index $10,000 $10,659 $13,906 $12,012 $13,602 $15,758 $17,778 $11,734 $13,320 $17,044 $21,876 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 27.48% 5.44% 11.48% Class A (without 5.75% sales charge) 35.25% 6.69% 12.14% MSCI AC (All Country) Asia ex Japan Index 28.35% 6.78% 8.14% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 582,896,686	$ 582,896,686	$ 582,896,686
Holdings Count | shares	74	74	74
Advisory Fees Paid, Amount	$ 4,001,957
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$582,896,686
Number of Holdings	74
Total Advisory Fee	$4,001,957
Portfolio Turnover	107%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.0 Financials 17.4 Consumer Discretionary 15.7 Communication Services 12.2 Industrials 10.3 Health Care 6.9 Materials 2.1 Consumer Staples 0.9 Common Stocks 95.4 Preferred Stocks 3.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Preferred Stocks - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 China 39.3 Taiwan 19.1 India 16.5 Korea (South) 13.9 Hong Kong 4.0 Indonesia 2.2 Singapore 1.7 United States 1.6 Philippines 1.1 South Africa 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 39.3 Taiwan - 19.1 India - 16.5 Korea (South) - 13.9 Hong Kong - 4.0 Indonesia - 2.2 Singapore - 1.7 United States - 1.6 Philippines - 1.1 South Africa - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Tencent Holdings Ltd 8.2 SK Hynix Inc 4.3 PDD Holdings Inc Class A ADR 4.1 Alibaba Group Holding Ltd 3.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 WuXi XDC Cayman Inc 2.6 Samsung Electronics Co Ltd 2.4 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd/Gandhinagar 2.2 43.9
Fidelity Advisor Diversified International Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class Z
Trading Symbol	FZABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,746 $11,982 $10,930 $12,683 $13,923 $18,114 $12,863 $14,401 $17,982 $21,841 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 21.46% 9.42% 8.13% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,629,388,224	$ 1,629,388,224	$ 1,629,388,224
Holdings Count | shares	151	151	151
Advisory Fees Paid, Amount	$ 11,930,815
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 24.5 Information Technology 14.4 Consumer Discretionary 8.0 Materials 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 96.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 Japan 18.8 United Kingdom 15.1 Germany 12.2 United States 11.5 France 7.9 Italy 4.2 Canada 4.1 Spain 3.8 Netherlands 3.4 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.1 Germany - 12.2 United States - 11.5 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.8 Netherlands - 3.4 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Allianz SE 1.7 Advantest Corp 1.6 20.2
Fidelity Advisor Diversified International Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class M
Trading Symbol	FADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.36%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,339 $11,403 $10,331 $11,909 $12,985 $16,776 $11,834 $13,164 $16,328 $19,707 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.47% 7.93% 7.02% Class M (without 3.50% sales charge) 20.70% 8.70% 7.40% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,629,388,224	$ 1,629,388,224	$ 1,629,388,224
Holdings Count | shares	151	151	151
Advisory Fees Paid, Amount	$ 11,930,815
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 24.5 Information Technology 14.4 Consumer Discretionary 8.0 Materials 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 96.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 Japan 18.8 United Kingdom 15.1 Germany 12.2 United States 11.5 France 7.9 Italy 4.2 Canada 4.1 Spain 3.8 Netherlands 3.4 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.1 Germany - 12.2 United States - 11.5 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.8 Netherlands - 3.4 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Allianz SE 1.7 Advantest Corp 1.6 20.2
Fidelity Advisor Diversified International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class I
Trading Symbol	FDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,731 $11,945 $10,877 $12,606 $13,820 $17,948 $12,726 $14,228 $17,736 $21,518 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.32% 9.26% 7.96% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,629,388,224	$ 1,629,388,224	$ 1,629,388,224
Holdings Count | shares	151	151	151
Advisory Fees Paid, Amount	$ 11,930,815
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 24.5 Information Technology 14.4 Consumer Discretionary 8.0 Materials 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 96.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 Japan 18.8 United Kingdom 15.1 Germany 12.2 United States 11.5 France 7.9 Italy 4.2 Canada 4.1 Spain 3.8 Netherlands 3.4 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.1 Germany - 12.2 United States - 11.5 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.8 Netherlands - 3.4 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Allianz SE 1.7 Advantest Corp 1.6 20.2
Fidelity Advisor Diversified International Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class C
Trading Symbol	FADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.86%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,630 $11,696 $10,544 $12,096 $13,118 $16,863 $11,825 $13,087 $16,273 $19,692 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.11% 8.14% 7.01% Class C 20.11% 8.14% 7.01% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,629,388,224	$ 1,629,388,224	$ 1,629,388,224
Holdings Count | shares	151	151	151
Advisory Fees Paid, Amount	$ 11,930,815
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 24.5 Information Technology 14.4 Consumer Discretionary 8.0 Materials 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 96.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 Japan 18.8 United Kingdom 15.1 Germany 12.2 United States 11.5 France 7.9 Italy 4.2 Canada 4.1 Spain 3.8 Netherlands 3.4 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.1 Germany - 12.2 United States - 11.5 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.8 Netherlands - 3.4 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Allianz SE 1.7 Advantest Corp 1.6 20.2
Fidelity Advisor Diversified International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class A
Trading Symbol	FDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada and positioning in the U.S. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Picks in industrials also hampered the fund's result. Also detracting from our result was positioning in communication services.
•The biggest individual relative detractor was not owning Softbank Group (+183%), an index constituent. A second notable relative detractor was our overweight stake in Wolters Kluwer (-26%). Another notable relative detractor was an overweight position in London Stock Exchange (-7%).
•In contrast, from a regional standpoint, a non-benchmark allocation to emerging markets contributed to the fund's relative result, as did stock picking in Japan.
•By sector, stock selection in materials and information technology contributed to the fund's relative result. Underweights in consumer staples and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+124%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Advantest (+160%). The company was one of the fund's largest holdings at period end. An overweight in Mitsubishi Heavy Industries (+112%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the United States and a higher allocation to Germany. By sector, meaningful changes in positioning include decreased exposure to health care and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,145 $11,193 $10,170 $11,754 $12,850 $16,648 $11,773 $13,133 $16,330 $19,760 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.05% 7.71% 7.05% Class A (without 5.75% sales charge) 21.01% 8.99% 7.68% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,629,388,224	$ 1,629,388,224	$ 1,629,388,224
Holdings Count | shares	151	151	151
Advisory Fees Paid, Amount	$ 11,930,815
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,629,388,224
Number of Holdings	151
Total Advisory Fee	$11,930,815
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 24.5 Information Technology 14.4 Consumer Discretionary 8.0 Materials 7.9 Health Care 6.9 Energy 3.3 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 96.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 Japan 18.8 United Kingdom 15.1 Germany 12.2 United States 11.5 France 7.9 Italy 4.2 Canada 4.1 Spain 3.8 Netherlands 3.4 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.8 United Kingdom - 15.1 Germany - 12.2 United States - 11.5 France - 7.9 Italy - 4.2 Canada - 4.1 Spain - 3.8 Netherlands - 3.4 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 2.9 Rolls-Royce Holdings PLC 2.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 SAP SE 2.1 Banco Santander SA 2.1 ASML Holding NV depository receipt 1.8 Lloyds Banking Group PLC 1.8 Mitsubishi Heavy Industries Ltd 1.8 Allianz SE 1.7 Advantest Corp 1.6 20.2
Fidelity International Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity® International Capital Appreciation Fund
Trading Symbol	FICQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period July 17, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund A	$ 24	0.83%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.83%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, along with security selection and an overweight in Europe ex U.K., detracted from the fund's performance versus the MSCI All Country World ex USA (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in consumer discretionary and information technology.
•The largest individual relative detractor was an overweight in Constellation Software (-12%). The company was one of the fund's biggest holdings this period. The second-largest relative detractor was outsized exposure to Wolters Kluwer (-33%), followed by Advantest (-16%).
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan, and an overweight in the U.K., contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, especially within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in materials also boosted the fund's relative performance. A lack of exposure to consumer staples stocks helped as well.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+126%). The stock was one of our largest holdings. A second notable relative contributor was outsized exposure to Mitsubishi Heavy Industries (+115%), a position we established this period and one of the fund's largest holdings at period end. An overweight in Siemens Energy (+105%) also helped. This was an investment we established this period.
•Notable changes in geographic positioning included higher allocations to Spain and Germany. By sector, meaningful shifts include decreased exposure to health care and a higher allocation to communication services stocks.

Net Assets	$ 16,037,337,765	$ 16,037,337,765	$ 16,037,337,765
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 94,231,463
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,037,337,765
Number of Holdings	66
Total Advisory Fee	$94,231,463
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.6 Financials 23.6 Information Technology 16.0 Consumer Discretionary 8.8 Materials 8.2 Communication Services 7.9 Utilities 2.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 23.6 Germany 11.4 United Kingdom 9.4 India 9.0 Japan 7.3 Canada 6.9 Taiwan 5.7 China 5.2 France 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 23.6 Germany - 11.4 United Kingdom - 9.4 India - 9.0 Japan - 7.3 Canada - 6.9 Taiwan - 5.7 China - 5.2 France - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.7 Tencent Holdings Ltd 3.4 Hitachi Ltd 2.6 Schneider Electric SE 2.3 SAP SE 2.2 Rolls-Royce Holdings PLC 2.1 Iberdrola SA 2.0 Safran SA 1.9 Mitsubishi Heavy Industries Ltd 1.9 Prosus NV Class N 1.8 25.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 17, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® International Capital Appreciation Fund merged into Fidelity Advisor® International Capital Appreciation Fund on July 25, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 17, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class A
Trading Symbol	FAOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Marsh & McLennan (-17%). A second notable relative detractor was an overweight in IMCD Group (-34%). This period we decreased our investment in IMCD. Not owning SoftBank Group, a benchmark component that gained 183%, was another notable relative detractor.
•In contrast, from a regional standpoint, security selection in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in Advantest (+163%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,939 $11,161 $10,326 $11,654 $12,042 $16,591 $11,594 $13,036 $16,360 $19,243 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.86% 8.53% 6.76% Class A (without 5.75% sales charge) 17.62% 9.83% 7.40% MSCI EAFE Index 23.38% 12.58% 7.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 465,278,690	$ 465,278,690	$ 465,278,690
Holdings Count | shares	87	87	87
Advisory Fees Paid, Amount	$ 2,883,531
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$465,278,690
Number of Holdings	87
Total Advisory Fee	$2,883,531
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 27.2 Information Technology 12.8 Materials 8.1 Consumer Discretionary 6.6 Health Care 5.4 Communication Services 5.3 Consumer Staples 3.9 Utilities 1.9 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 17.3 United Kingdom 15.3 United States 14.7 Germany 11.2 France 10.0 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 13.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United Kingdom - 15.3 United States - 14.7 Germany - 11.2 France - 10.0 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 13.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.2 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.8